Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial assets		$ 239,665
Financial liabilities	$ (735,729)	$ (274,552)	$ (730,361)	$ (784,533)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(1,500,000)		(1,500,000)	(1,500,000)
Effect of interest rate swaps	(6,800,000)		(1,500,000)	(1,500,000)
Interest-bearing financial instruments	(8,300,000)		(3,000,000)	(3,000,000)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(14,937,043)		(12,035,863)	(11,752,258)
Interest-bearing financial instruments	(8,137,043)		(10,535,863)	(10,252,258)
Debt securities, value	$ 6,800,000		$ 1,500,000	$ 1,500,000